Fair Value Measurements - Summary of Financial Instruments Measured at Fair Value (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 75,633,265,423	$ 65,357,821,177
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	9,181,148,993
Microsoft Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	5,142,641,059	5,063,721,519
Separately managed accounts - Publicly-traded stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,574,312,971	5,581,875,657
Separately managed accounts - Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,791,245,275	1,518,134,041
Separately managed accounts - Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	32,187,689	49,048,486
Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	6,602,388,247	5,087,062,348
Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,194,277,193	24,804,475,432
Level 1 [Member] | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	9,181,148,993
Level 1 [Member] | Microsoft Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	5,142,641,059	5,063,721,519
Level 1 [Member] | Separately managed accounts - Publicly-traded stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,574,312,971	5,581,875,657
Level 1 [Member] | Separately managed accounts - Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Level 1 [Member] | Separately managed accounts - Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Level 1 [Member] | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	6,477,323,163	4,977,729,263
Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,948,498,048	1,676,515,612
Level 2 [Member] | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Level 2 [Member] | Microsoft Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Level 2 [Member] | Separately managed accounts - Publicly-traded stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Level 2 [Member] | Separately managed accounts - Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,791,245,275	1,518,134,041
Level 2 [Member] | Separately managed accounts - Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	32,187,689	49,048,486
Level 2 [Member] | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	125,065,084	109,333,085
Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	21,142,775,241	26,480,991,044
Net Asset Value [Member] | Common collective trusts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	53,174,958,031	38,419,549,176
Net Asset Value [Member] | Separately managed accounts - Common collective trusts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,315,532,151	$ 457,280,957